Premises and Equipment	6 Months Ended
Jun. 30, 2018
Disclosure Of Property Plant And Equipment [Abstract]
Premises And Equipment

15. PREMISES AND EQUIPMENT

(1)	Details of premises and equipment are as follows (Unit: Korean Won in millions):

	June 30, 2018
	Land	Building	Properties for business use	Structures in leased office	Construction in progress	Structures	Total
Acquisition cost	1,482,169	863,503	1,105,029	441,835	4,421	20	3,896,977
Accumulated depreciation	—	(197,688)	(868,768)	(379,750)	—	(17)	(1,446,223)

Net carrying value	1,482,169	665,815	236,261	62,085	4,421	3	2,450,754

	December 31, 2017
	Land	Building	Properties for business use	Structures in leased office	Construction in progress	Structures	Total
Acquisition cost	1,487,278	867,804	1,024,186	429,665	64,559	20	3,873,512
Accumulated depreciation	—	(186,958)	(844,114)	(364,878)	—	(17)	(1,395,967)

Net carrying value	1,487,278	680,846	180,072	64,787	64,559	3	2,477,545

(2)	Details of changes in premises and equipment are as follows (Unit: Korean Won in millions):

	For the six months ended June 30, 2018
	Land	Building	Properties for business use	Structures in leased office	Construction in progress	Structures	Total
Beginning balance	1,487,278	680,846	180,072	64,787	64,559	3	2,477,545
Acquisitions	463	4,326	27,635	6,928	3,342	—	42,694
Disposals	—	—	(72)	(89)	—	—	(161)
Depreciation	—	(12,960)	(36,144)	(17,696)	—	—	(66,800)
Classified to held for sale	(3,573)	(2,477)	—	—	—	—	(6,050)
Transfer	(1,910)	(4,423)	63,433	—	(63,433)	—	(6,333)
Foreign currencies translation adjustments	(89)	(121)	352	489	(47)	—	584
Acquisition through business combination	—	—	969	661	—	—	1,630
Others	—	624	16	7,005	—	—	7,645

Ending balance	1,482,169	665,815	236,261	62,085	4,421	3	2,450,754

	For the six months ended June 30, 2017
	Land	Building	Properties for business use	Structures in leased office	Construction in progress	Structures	Total
Beginning balance	1,488,745	691,699	189,902	68,958	18,717	4	2,458,025
Acquisitions	—	3,831	31,624	8,120	25,053	—	68,628
Disposals	(606)	(205)	(235)	(423)	—	—	(1,469)
Depreciation	—	(13,029)	(38,063)	(18,253)	—	(1)	(69,346)
Classified to assets held for sale	(1,743)	(441)	—	—	—	—	(2,184)
Transfer	2,466	403	5,485	—	(5,646)	—	2,708
Foreign currencies translation adjustments	(596)	(560)	(676)	(675)	(247)	—	(2,754)
Others	—	(6)	188	5,386	—	—	5,568

Ending balance	1,488,266	681,692	188,225	63,113	37,877	3	2,459,176